                [Transamerica Life Insurance Company Letterhead]

December 13, 2001



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Transamerica Freedom Variable Annuity
     Separate Account VA B
     Transamerica Life Insurance Company
     (File No. 33-56908)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2001, and Supplement dated January 1, 2002, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8121.

Sincerely,

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group


cc:  Frederick R. Bellamy, Esq.